UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-23c-3
Notification of Repurchase Offer
Pursuant to Rule 23c-3

1. Investment Company Act File Number: 811-24133
Date of Notification: September 25, 2026

2. Exact name of Investment Company as specified in registration statement:
Aristotle Pacific Enhanced CLO Income Fund

3. Address of principal executive office: (number, street, city, state, zip code)
615 E Michigan Street
Milwaukee, Wisconsin 53202

4. Check one of the following:

A.    [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.    [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.    [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Christopher C. Conrad
Christopher C. Conrad
Principal Financial Officer

ARISTOTLE PACIFIC ENHANCED CLO INCOME FUND

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

September 25, 2026

Dear Aristotle Pacific Enhanced CLO Income Fund Shareholder,
The purpose of this Notice is to announce the quarterly repurchase offer for Aristotle Pacific Enhanced CLO Income Fund (the “Fund”). The Fund generally will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The intended purpose of these quarterly repurchase offers is to provide shareholders with a degree of liquidity.
The repurchase offer period will begin on September 25, 2026, and end on October 16, 2026. If you wish to tender shares, please either directly or through your financial adviser follow the instructions set forth herein and complete the attached repurchase request form (the “Request Form”)
Shareholders should realize that the net asset value of the Fund (and therefore the net asset value of the shares held by each shareholder) likely will change between September 18, 2026 (the most recent date as of which net asset value is available) and October 16, 2026, when the value of the shares tendered to the Fund will be determined for purposes of calculating the repurchase price of such shares. Any tendering shareholders that wish to obtain the most current net asset value of their shares on this basis should contact the Fund at 1-855-522-4385.
All Requests Forms must be submitted and received by U.S. Bank Global Fund Services by 4:00 p.m., Eastern Time, on Friday, October 16, 2026 to be effective.
For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,
Aristotle Pacific Enhanced CLO Income Fund

ARISTOTLE PACIFIC ENHANCED CLO INCOME FUND
REPURCHASE OFFER
1.    The Offer. Aristotle Pacific Enhanced CLO Income Fund (the “Fund”) is offering to repurchase, for cash, up to seven and a half percent (7.5%) of its issued and outstanding common shares (the “Repurchase Offer Amount”) at a price equal to the net asset value (“NAV”) as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The intended purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's Prospectus and Statement of Additional Information.
2.    Net Asset Value. The per share NAV of Class I shares on September 18, 2026 was as follows:

Share Class	Ticker	NAV as of September 18, 2026
Class I	ACLOX	$25.37
Shares will be repurchased at the NAV per share determined as of the close of regular trading on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return the attached repurchase request form (the “Request Form”). The current NAV may be obtained by calling 1-855-522-4385 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.
3.    Repurchase Request Deadline. All Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on October 16, 2026 (the “Repurchase Request Deadline”). Repurchased shares must be delivered to the Fund within two (2) days of the Repurchase Request Deadline, or the next business day if the second day is not a business day.
4.    Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on October 16, 2026 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Request Form.
5.    Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee or a redemption fee.
6.    Increase in Number of Shares Repurchased; Pro Rata Purchase. If shareholders tender for repurchase more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase up to an additional two percent (2%) of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase additional shares beyond the Repurchase Offer Amount or if shareholders tender an amount of shares greater than that which the Fund is entitled to repurchase, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly offers.
7.    Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to the Repurchase Request Deadline.
8.    Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the trustees who are not

“interested persons,” as that term is defined in the Investment Company Act of 1940, and only in the following limited circumstances:
•If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;
•If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;
•For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the NAV of the Fund’s common shares.
•For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9.    Tax Consequences. You should review the tax information in the Fund's Prospectus and Statement of Additional Information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. The Fund intends to take the position that a repurchase of shares pursuant to this offer will be treated for federal income tax purposes as a sale or exchange of shares by the tendering shareholder, but the Internal Revenue Service (IRS) may disagree with that position. If the repurchase is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as capital gain or loss by shareholders that hold their shares as capital assets. If the repurchase is not treated as a sale or exchange for tax purposes, the amount received upon the repurchase of shares will be treated in whole or in part as a dividend from the Fund, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the tendering shareholder’s basis in the shares. In addition, if any amounts received are treated as a dividend to tendering shareholders, a constructive dividend may be treated as received by non-tendering shareholders whose proportionate interest in the Fund has been increased as a result of the tender.
Withholding on Non-U.S. Shareholders. The Fund’s transfer agent will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder in exchange for shares repurchased pursuant to this offer unless the non-U.S. shareholder has provided to the transfer agent an appropriate IRS Form W-8 on which the shareholder claims eligibility for a reduced rate of withholding or establishes an exemption from withholding on dividends. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to timely establish that no tax or a reduced amount of tax was due.
Transfer Taxes. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of shares repurchased pursuant to this offer. If, however, (a) payment of the purchase price is to be made to any person other than the registered owner(s), or (b) (in the circumstances permitted by this offer) unpurchased shares are to be registered in the name(s) of any person other than the registered owner(s), then the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of the transfer to such person(s) will be deducted from the purchase price by the transfer agent unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.
10.    Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund’s counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.
None of the Fund, the Fund’s investment manager, the Fund’s transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.
None of the Fund, the Fund’s investment manager, the Fund’s transfer agent, or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.
Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.
No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's Prospectus or Statement of Additional Information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.
For additional information about this offer, contact your financial consultant.
The Repurchase Request Deadline will be strictly observed. If you fail to submit the Request Form in proper form prior to the Repurchase Request Deadline, the Fund will not repurchase your shares or a portion thereof until a subsequent quarterly repurchase offer, at which time you must submit a new repurchase request for that offer. Shares will be subject to NAV fluctuation during that period.

Aristotle Pacific Enhanced CLO Income Fund
REPURCHASE REQUEST FORM
MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, OCTOBER 16, 2026.
Aristotle Pacific Enhanced CLO Income Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to seven and a half percent (7.5%) of the Fund’s outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:
_________________________________	Account Number: ______________________________
_________________________________	Daytime Telephone Number: ______________________

Share Class Tendered (check the appropriate box*)
☐ Class I (ACLOX)

*Shareholders must submit one request form for each class they wish to redeem.

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____	Full Tender:	Please tender all shares of the class designated above in my account.
_____	Partial Tender:	Please tender ___________shares of the class designated above from my account.
_____	Dollar Amount:	Please tender enough shares of the class designated above to net $____________.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions:	_____________________________________________
_____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-855-522-4385 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature:	____________________________	Date:	_____________________
	____________________________		_____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: ___________________________